SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - USD ($) $ in Thousands	Sep. 30, 2021	May 05, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents	$ 3,740
Accounts receivable	14,847
Unbilled revenue	6,126
Service inventories	5,641
Prepaid assets	679
Other current assets	552
Property, plant and equipment	14,385
Intangible assets	3,340
Other assets	200
Total identifiable assets acquired	49,789
Accounts payable	11,984
Accrued expenses	6,613
Employee benefit liabilities	1,455
Net identifiable liabilities acquired	55,297
Total fair value of net assets acquired	(5,508)
Goodwill	46,157
Total consideration	40,649
Retention withholdings	279
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,802
Other liabilities	2,237
Long-term debt	15,572
Non-controlling interests	$ (8)
Action Sale and Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents		$ 382
Accounts receivable		8,565
Unbilled revenue		1,352
Service inventories		2,952
Prepaid assets		310
Other receivables		89
Other current assets		1,756
Property, plant and equipment		13,605
Intangible assets		29,100
Other assets		2,054
Total identifiable assets acquired		60,165
Accounts payable		4,947
Accrued expenses		2,428
Other current liabilities		200
Employee benefit liabilities		722
Net identifiable liabilities acquired		8,297
Total fair value of net assets acquired		51,868
Goodwill		8,754
Total consideration		$ 60,622